Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2018	Ps. 92,647	Ps. 26,228	Ps. 1,356	Ps. 5,090	Ps. 1,291	Ps. 969	Ps. 127,581
Purchases	—	—	50	226	371	28	675
Acquisition from business combinations	4,602	—	—	26	57	291	4,976
Systems Development	—	—	—	—	—	41	41
Transfer of completed development systems	—	—	—	904	(904)	—	—
Disposals	—	—	—	(5)	—	(93)	(98)
Philippines disposal (Note 5)	(3,882)	—	—	—	—	(596)	(4,478)
Effect of movements in exchange rates	(5,005)	(2,499)	(352)	(218)	(38)	(31)	(8,143)
Changes in value on the recognition of inflation effects	—	—	—	—	—	57	57
Cost as of December 31, 2018	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Balance as of January 1, 2019	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Purchases	—	—	—	100	334	263	697
Acquisition from business combinations	(2,887)	2,903	153	(6)	—	(185)	(22)
Transfer of completed development systems	—	—	—	398	(399)	1	—
Disposals	—	—	—	(17)	—	—	(17)
Effect of movements in exchange rates	(3,475)	(799)	(42)	(68)	(22)	13	(4,393)
Changes in value on the recognition of inflation effects	—	—	—	—	—	(6)	(6)
Cost as of December 31, 2019	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Balance as of January 1, 2020	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Purchases	—	—	—	43	198	48	289
Transfer of completed development systems	—	—	—	374	(665)	291	—
Disposals	—	—	(25)	(41)	(6)	(371)	(443)
Effect of movements in exchange rates	(4,604)	(2,402)	8	(97)	(41)	(21)	(7,157)
Changes in value on the recognition of inflation effects	—	—	—	—	—	38	38
Cost as of December 31, 2020	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2018	(745)	—	—	(2,323)	—	(270)	(3,338)
Amortization expense	—	—	—	(797)	—	(201)	(998)
Disposals	—	—	—	5	—	93	98
Philippines disposal (Note 5)	—	—	—	—	—	375	375
Effect of movements in exchange rate	—	—	—	141	—	(33)	108
Changes in value on the recognition of inflation effects	—	—	—	(51)	—	(1)	(52)
Balance as of December 31, 2018	Ps. (745)	Ps. —	Ps. —	Ps. (3,025)	Ps. —	Ps. (37)	Ps. (3,807)
Amortization expense	—	—	—	(819)	—	(243)	(1,062)
Disposals	—	—	—	17	—	—	17
Effect of movements in exchange rate	—	—	—	52	—	9	61
Changes in value on the recognition of inflation effects	—	—	—	(30)	—	1	(29)
Balance as of December 31, 2019	Ps. (745)	Ps. —	Ps. —	Ps. (3,805)	Ps. —	Ps. (270)	Ps. (4,820)
Amortization expense	—	—	—	(703)	—	(317)	(1,020)
Disposals	—	—	—	20	—	48	68
Effect of movements in exchange rate	—	—	—	164	—	11	175
Changes in value on the recognition of inflation effects - amortization	—	—	—	(29)	—	—	(29)
Balance as of December 31, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)

Balance as of December 31, 2018	Ps. 87,617	Ps. 23,729	Ps. 1,054	Ps. 2,998	Ps. 777	Ps. 629	Ps. 116,804
Balance as of December 31, 2019	Ps. 81,255	Ps. 25,833	Ps. 1,165	Ps. 2,625	Ps. 690	Ps. 482	Ps. 112,050
Balance as of December 31, 2020	Ps. 76,651	Ps. 23,431	Ps. 1,148	Ps. 2,356	Ps. 176	Ps. 209	Ps. 103,971

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2020	2019
Mexico	Ps. 56,352	Ps. 56,352
Guatemala	1,755	1,679
Nicaragua	433	420
Costa Rica	1,425	1,442
Panama	1,200	1,131
Colombia	4,414	4,367
Brazil	31,741	38,765
Argentina	312	306
Uruguay	2,450	2,626
Total	Ps. 100,082	Ps. 107,088

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2021-2030	Expected Volume Growth Rates 2021-2030
Mexico	7.4%	5.3%	3.9%	2.0%
Brazil	9.1%	6.0%	3.0%	2.4%
Colombia	11.0%	7.3%	2.8%	4.1%
Argentina	26.3%	20.4%	30.1%	3.9%
Guatemala	10.6%	8.3%	3.1%	6.8%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Uruguay	9.9%	7.1%	7.8%	2.0%

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Colombia	8.9%	6.2%	3.1%	4.0%
Argentina	21.6%	14.8%	39.2%	3.7%
Guatemala	9.1%	7.1%	4.0%	8.5%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panama	8.5%	6.6%	2.0%	5.4%
Uruguay	9.4%	6.8%	7.4%	2.0%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	0.4%	-1.0%	Passes by 4.8x
Brazil	0.6%	-1.0%	Passes by 1.8x
Colombia	0.4%	-1.0%	Passes by 1x
Argentina	3.0%	-1.0%	Passes by 6.7x
Guatemala	0.6%	-1.0%	Passes by 29.7x
Costa Rica	1.1%	-1.0%	Passes by 2.1x
Nicaragua	1.7%	-1.0%	Passes by 1.1x
Panama	0.3%	-1.0%	Passes by 6.9x
Uruguay	0.4%	-1.0%	Passes by 2x

(1) Compound Annual Growth Rate (CAGR)